Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2022
Management of Financial Risks
Schedule of foreign exchange rates

	2022 rates		2021 rates		2020 rates
Currency	Closing	Average	Closing	Average	Closing	Average
NIS	3.78240	3.53440	3.51590	3.82077	3.92758	3.92330
AUD	1.57630	1.51430	1.56150	1.57494	1.58636	1.65548
USD	1.07270	1.05170	1.13260	1.18274	1.22239	1.15189

Schedule of change in foreign exchange rate

(in EUR 000)		Effect on loss (before tax)			Effect on pretax equity
Change in foreign exchange rate		NIS	USD	AUD	NIS	USD	AUD
2022	5%	122	54	73	141	113	364
	(5)%	(79)	(60)	(80)	(58)	(125)	(403)
2021	5%	18	4	64	37	13	284
	(5)%	(18)	(5)	(71)	(39)	(14)	(314)

Schedule of contractual undiscounted maturities of financial liabilities

	As at December 31
	2022			2021
	Lease	Financial	Trade &	Lease	Financial	Trade &
(in EUR 000)	Liability	Debt	Other Payable	Liability	Debt	Other Payable
Less than 1 year	802	400	10,152	665	578	7,628
1 - 5 years	2,594	6,456	—	2,441	6,770	—
5+ years	134	7,115	—	485	7,262	—
Total	3,530	13,971	10,152	3,591	14,610	7,628

Schedule of derivative financial liabilities and assets

	Carrying value		Fair value
	As at December 31		As at December 31
(in EUR 000)	2022	2021	2022	2021
Financial Assets
Other long-term receivables (level 3)	173	164	173	164
Trade and other receivables (level 3)	3,237	2,512	3,237	2,512
Foreign currency forwards (level 2)	1	—	1	—
Other current assets (level 3)	1,284	1,693	1,284	1,693
Cash and cash equivalents (level 1)	17,888	135,509	17,888	135,509
Financial Assets (level 1)	76,968	—	76,968	—

Financial liabilities
Financial debt (level 3)	146	229	138	194
Foreign currency swaps (level 2)	10	—	10	—
Foreign currency option (level 2)	—	654	—	654
Recoverable cash advances (level 3)	8,431	8,127	8,431	8,127
Trade and other payables (level 1 and 3)	10,142	6,974	10,142	6,974